Summary of Significant Accounting Policies - Schedule of Amounts Charged or Credited to the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency [Abstract]
Amounts charged / (credited)	$ 39,311	$ (18,085)	$ 12,916